DIRECT COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of direct costs
Direct costs include all attributable expenses except interest, taxes and fair value changes, and primarily relate to cost of sales and compensation. The following table lists direct costs for 2023 and 2022 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Cost of sales[1]	$52,224	$54,044
Compensation	11,155	9,849
Depreciation and amortization	9,075	7,683
Selling, general and administrative expenses	5,354	3,931
Property taxes, sales taxes and other	3,601	3,004
	$81,409	$78,511